Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 3,026	£ 3,091
Ending balance	3,009	3,026
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,865	4,879
Exchange differences	(225)	(7)
Disposals and retirements	(15)	(95)
Acquisition through business combination	173	2
Transfers	0	(5)
Ending balance	4,903	4,865
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	105	91
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,839)	(1,788)
Exchange differences	83	11
Charge for the year	(153)	(158)
Disposals and retirements	15	95
Transfers	0	1
Ending balance	(1,894)	(1,839)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,437	2,434
Ending balance	2,425	2,437
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,437	2,434
Exchange differences	(114)	2
Disposals and retirements	0	0
Acquisition through business combination	102	1
Transfers	0	0
Ending balance	2,425	2,437
Goodwill [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Goodwill [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Goodwill [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Exchange differences	0	0
Charge for the year	0	0
Disposals and retirements	0	0
Transfers	0	0
Ending balance	0	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	346	372
Ending balance	321	346
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,146	1,137
Exchange differences	(56)	12
Disposals and retirements	(15)	(89)
Acquisition through business combination	0	0
Transfers	0	(5)
Ending balance	1,180	1,146
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	105	91
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(800)	(765)
Exchange differences	38	(8)
Charge for the year	(112)	(117)
Disposals and retirements	15	89
Transfers	0	1
Ending balance	(859)	(800)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	129	146
Ending balance	160	129
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	586	580
Exchange differences	(33)	6
Disposals and retirements	0	0
Acquisition through business combination	54	0
Transfers	0	0
Ending balance	607	586
Acquired customer lists, contracts and relationships [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Acquired customer lists, contracts and relationships [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(457)	(434)
Exchange differences	26	(6)
Charge for the year	(16)	(17)
Disposals and retirements	0	0
Transfers	0	0
Ending balance	(447)	(457)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23	29
Ending balance	20	23
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	176	184
Exchange differences	(6)	(7)
Disposals and retirements	0	(1)
Acquisition through business combination	3	0
Transfers	0	0
Ending balance	173	176
Acquired trademarks and brands [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Acquired trademarks and brands [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(153)	(155)
Exchange differences	5	7
Charge for the year	(5)	(6)
Disposals and retirements	0	1
Transfers	0	0
Ending balance	(153)	(153)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1	1
Ending balance	1	1
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	100	100
Exchange differences	(3)	0
Disposals and retirements	0	0
Acquisition through business combination	0	0
Transfers	0	0
Ending balance	97	100
Acquired publishing rights [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Acquired publishing rights [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(99)	(99)
Exchange differences	3	0
Charge for the year	0	0
Disposals and retirements	0	0
Transfers	0	0
Ending balance	(96)	(99)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	90	109
Ending balance	82	90
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	420	444
Exchange differences	(13)	(20)
Disposals and retirements	0	(5)
Acquisition through business combination	14	1
Transfers	0	0
Ending balance	421	420
Other intangibles acquired [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Other intangibles acquired [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(330)	(335)
Exchange differences	11	18
Charge for the year	(20)	(18)
Disposals and retirements	0	5
Transfers	0	0
Ending balance	£ (339)	£ (330)